UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------
Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      O.S.S. Capital Management LP
           ----------------------------
Address:   598 Madison Avenue
           ----------------------------
           New York, NY  10022
           ----------------------------


Form 13F File Number: 028-10371
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Oscar S. Schafer
        ---------------------------------------
Title:  Sole Managing Member of General Partner
        ---------------------------------------
Phone:  212-756-8707
        ---------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Oscar S. Schafer               New York, NY                       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:        $603,761
                                         --------------
                                         (in thousands)


List of Other Included Managers:

NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANIXTER INTL INC             COM            035290105    9,370   134,072 SH       Sole                  134,072
APPLE INC                    COM            037833100    9,410    27,000 SH       Sole                   27,000
CARTER INC                   COM            146229109   15,992   558,583 SH       Sole                  558,583
CNO FINL GROUP INC           COM            12621E103   15,020 2,000,000 SH       Sole                2,000,000
COVANTA HLDG CORP            COM            22282E102   15,123   885,414 SH       Sole                  885,414
CROWN HOLDINGS INC           COM            228368106   12,484   323,600 SH       Sole                  323,600
DIRECTV                      COM CL A       25490A101    8,190   175,000 SH       Sole                  175,000
DISCOVERY COMMUNICATNS NEW   COM SER C      25470F302    7,042   200,000 SH       Sole                  200,000
FIDELITY NATL INFORMATION SV COM            31620M106   17,980   550,000 SH       Sole                  550,000
FLAMEL TECHNOLOGIES SA       SPONSORED ADR  338488109   18,471 3,073,444 SH       Sole                3,073,444
H & E EQUIPMENT SERVICES INC COM            404030108    3,666   187,700 SH       Sole                  187,700
HERTZ GLOBAL HOLDINGS INC    COM            42805T105   19,164 1,226,081 SH       Sole                1,226,081
HEWLETT PACKARD CO           COM            428236103    8,047   196,400 SH       Sole                  196,400
HOLOGIC INC                  COM            436440101   10,774   485,300 SH       Sole                  485,300
INTERVAL LEISURE GROUP INC   COM            46113M108    1,320    80,752 SH       Sole                   80,752
ISHARES TR                   RUSSELL 2000   464287655   85,012 1,010,000 SH  PUT  Sole                1,010,000
MAKO SURGICAL CORP           COM            560879108   14,696   609,282 SH       Sole                  609,282
NXP SEMICONDUCTORS N V       COM            N6596X109    9,851   328,760 SH       Sole                  328,760
OSI SYSTEMS INC              COM            671044105   12,534   333,981 SH       Sole                  333,981
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104   33,309   580,000 SH  PUT  Sole                  580,000
QUANTUM CORP                 COM DSSG       747906204    6,481 2,571,878 SH       Sole                2,571,878
SALIX PHARMACEUTICALS INC    COM            795435106   18,484   527,655 SH       Sole                  527,655
SENSATA TECHNOLOGIES HLDG BV SHS            N7902X106   17,556   505,500 SH       Sole                  505,500
SPDR S&P 500 ETF TR          TR UNIT        78462F103  111,376   840,000 SH  PUT  Sole                  840,000
TRANSDIGM GROUP INC          COM            893641100    5,449    65,000 SH       Sole                   65,000
UNIFI INC                    COM NEW        904677200    5,519   324,633 SH       Sole                  324,633
VERINT SYS INC               COM            92343X100   12,544   350,000 SH       Sole                  350,000
VIACOM INC NEW               CL B           92553P201   13,996   300,870 SH       Sole                  300,870
VISTEON CORP                 COM NEW        92839U206   13,179   210,900 SH       Sole                  210,900
WEBMD HEALTH CORP            COM            94770V102   10,791   202,004 SH       Sole                  202,004
WYNDHAM WORLDWIDE CORP       COM            98310W108   23,065   725,071 SH       Sole                  725,071
XEROX CORP                   COM            984121103   18,652 1,751,347 SH       Sole                1,751,347
XEROX CORP                   COM            984121103    2,130   200,000 SH  CALL Sole                  200,000
YAHOO INC                    COM            984332106   17,084 1,024,225 SH       Sole                1,024,225
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